STOCKHOLDERS EQUITY (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended
	Mar. 08, 2023	May 16, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred Stock, Shares Issued			0	0	0
Common Stock, Shares Outstanding			200,183	200,183	200,183
Preferred Stock, Shares Outstanding			0	0	0
Preferred Stock, Shares Authorized			480,000,000	480,000,000	480,000,000
Common Stock, Shares Issued			200,183	200,183	200,183
Class B Preferred Stock [Member]
Preferred Stock, Shares Issued			3,500,000	3,500,000	3,500,000
Preferred Stock, Shares Outstanding			3,500,000	3,500,000	3,500,000
Preferred Stock, Shares Authorized	10,000,000
Preferred Stock, Conversion Ratio	a ratio of 1:25
Preferred Stock, Voting Rights	50
Preferred stock shares, value			$ 350	$ 350	$ 350
Class A Preferred Stock [Member]
Preferred Stock, Shares Issued			9,003,774	9,003,774	3,774
Preferred Stock, Shares Outstanding			9,003,774	9,003,774	3,774
Return of shares issued for asset purchase agreement, shares		9,000,000
Restricted preferred shares issued	9,000,000	9,000,000
Preferred Stock, Shares Authorized	10,000,000
Preferred Stock, Conversion Ratio	a ratio of 1:50
Preferred Stock, Voting Rights	500
Preferred stock shares, value	$ 405,000	$ 720,000
Board of Directors [Member]
Articles of Incorporation Amendment	The Restated Articles include provisions amended the Company’s total authorized shared to Three Billion (3,000,000,000), consisting of (a) Two Billion Five Hundred Million (2,500,000,000) shares of Common Stock, par value $0.0001 per share (the “Common Stock”) and (b) Five Hundred Million (500,000,000) shares of preferred stock, par value $0.0001 per share (the “Preferred Stock”), issuable in one or more Series as hereinafter provided
Voting percentage from shareholders			99.00%
Reverse stock split			7,500-for-1
Description Of Common stock shares transactions			every 7,500 shares of the Company’s common stock